CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends per share (in dollars per share)	$ 0.04	$ 0.04	$ 0.04